Leases (Details Narrative) $ in Thousands	Sep. 30, 2015 USD ($)
Leases [Abstract]
Minimum future straight-lined rentals due on noncancelable leases 2016	$ 23,929
Minimum future straight-lined rentals due on noncancelable leases 2017	21,107
Minimum future straight-lined rentals due on noncancelable leases 2018	17,607
Minimum future straight-lined rentals due on noncancelable leases 2019	11,840
Minimum future straight-lined rentals due on noncancelable leases 2020	10,529
Minimum future straight-lined rentals due on noncancelable leases 2021 and subsequent years	$ 31,265